Redeemable Non-Controlling Interests / Redeemable Preferred Shares (Tables)	12 Months Ended
Dec. 31, 2013
Change in Carrying Amount of Redeemable Non-controlling Interests

The change in the carrying amount of redeemable non-controlling interests for the years ended December 31, 2011, 2012 and 2013 is as follows:

	Year ended December 31, 2011	Year ended December 31, 2012	Year ended December 31, 2013
Beginning balance	0	219,694	323,294
Recognition of redeemable non-controlling interests on June 3, 2011	170,716	0	0
Earnings (loss) attributable to the redeemable non-controlling interests	11,522	(41,963)	(6,918)
Foreign currency translation adjustment	2,866	328	1,373
Accretion to redemption value of redeemable non-controlling interests	34,590	153,984	33,077
Payment of dividend to redeemable non-controlling interests	0	(8,749)	0
Reclassification to redeemable preferred shares	0	0	(350,826)

Ending balance	219,694	323,294	0

Change in Carrying Amount of Redeemable Preferred Shares

The change in the carrying amount of redeemable preferred shares for the years ended December 31, 2011, 2012 and 2013 is as follows:

	Year ended	Year ended	Year ended
	December 31, 2011	December 31, 2012	December 31, 2013
Beginning balance	0	0	0
Reclassification from redeemable non-controlling interests	0	0	350,826
Interest expenses	0	0	36,990

Ending balance	0	0	387,816